Digital Assets and Digital Assets Receivable - Digital assets receivable shown on the condensed consolidated balance sheets (Details) - Angel Studios Inc. Cik0001671941	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Digital assets held:
Cost Basis, Unrestricted	$ 2,522,135
Fair Value, Unrestricted	3,272,847	$ 12,457,387
Cost Basis, Restricted	16,296,893
Fair Value, Restricted	$ 21,748,336
Bitcoin
Digital assets held:
Units, Unrestricted	39.647365
Cost Basis, Unrestricted	$ 2,522,135
Fair Value, Unrestricted	$ 3,272,847
Units, Restricted	263.46
Cost Basis, Restricted	$ 16,296,893
Fair Value, Restricted	$ 21,748,336